Note 3 - Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Assets and Revenue By Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 10	$ 451	$ 22	$ 456	$ 498	$ 0
Noncurrent assets	$ 694		$ 694		386	52
CANADA
Revenues
Noncurrent assets
UNITED STATES
Revenues					478
Noncurrent assets
ISRAEL
Revenues					20
Noncurrent assets					$ 386	$ 52